Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments
5.	Derivative Instruments

We are exposed to foreign currency exchange rates related to our business operations. To reduce our risks related to these exposures, we utilize certain derivative instruments, namely foreign currency forward contracts. We do not use derivatives for speculative trading purposes.

We enter into foreign currency forward contracts, none of which are designated as hedging transactions for accounting purposes, to reduce our exposure to foreign currency fluctuations of certain liabilities denominated in foreign currencies. These exposures are hedged on a quarterly basis. As of December 31, 2012 and June 30, 2013, we had foreign currency forward contracts with notional amounts of €16.8 million ($22.2 million based on the exchange rate as of December 31, 2012) and €12.0 million ($15.6 million based on the exchange rate as of June 30, 2013), respectively, that were not designated as hedges. As of December 31, 2012, we recorded a derivative asset within prepaid expenses and other current assets and other long-term assets of $30,000 and $21,000, respectively, related to these foreign currency forward contracts. As of June 30, 2013, we recorded a derivative liability within accrued liabilities and other noncurrent liabilities of $175,000 and $53,000, respectively, related to these foreign currency forward contracts.

We recorded an unrealized loss of $352,000 in interest and other income (expense), net on our condensed statements of operations related to these foreign currency forward contracts for the six months ended June 30, 2013. During the six months ended June 30, 2013, we settled foreign currency forward contracts and recognized a realized gain of $73,000, respectively, in interest and other income (expense), net. During the three and six months ended June 30, 2012 we recognized no realized gains or losses.

Our derivative financial instruments present certain market and counterparty risks. In general, the market risk related to these contracts is offset by corresponding gains and losses on the hedged transactions. The credit risk associated with these contracts is driven by changes in interest and currency exchange rates and, as a result, varies over time.

5. Derivative Instruments

We are exposed to foreign currency exchange rates related to our business operations. To reduce our risks related to these exposures, we utilize certain derivative instruments, namely foreign currency forward contracts. We do not use derivatives for speculative trading purposes.

We enter into foreign currency forward contracts, none of which are designated as hedging transactions for accounting purposes, to reduce our exposure to foreign currency fluctuations of certain liabilities denominated in foreign currencies. These exposures are hedged on a quarterly basis. As of December 31, 2012, we had foreign currency forward contracts with notional amounts of €16.8 million ($22.2 million based on the exchange rate as of December 31, 2012) that were not designated as hedges. As of December 31, 2012, we recorded a derivative asset within prepaid expenses and other current assets and other long-term assets of $30,000 and $21,000, respectively, related to these foreign currency forward contracts. We had no foreign currency forward contracts outstanding in 2011.

For the year ended December 31, 2012, we recorded an unrealized gain of $51,000 in interest and other income, net on our statement of operations related to these foreign currency forward contracts.

Our derivative financial instruments present certain market and counterparty risks. In general, the market risk related to these contracts is offset by corresponding gains and losses on the hedged transactions. The credit risk associated with these contracts is driven by changes in interest and currency exchange rates and, as a result, varies over time.